Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.94%
California: 0.55%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 shares) 0.22% 144Aø	$14,400,000	$ 14,400,000
Other: 0.39%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.25% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $24,400,000)		24,400,000

	Interest rate	Maturity date
Municipal obligations: 96.35%
Alabama: 3.63%
Airport revenue: 0.09%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	475,000	514,169
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	1,082,719
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	616,462
				2,213,350
Health revenue: 0.81%
Alabama Health Care Authority Baptist Health Series B ø	0.20	11-1-2042	6,500,000	6,500,000
East Alabama Health Care Authority Series B ø	0.11	9-1-2039	14,524,000	14,524,000
				21,024,000
Industrial development revenue: 0.37%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,599,512
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	1,041,576
				9,641,088
Utilities revenue: 2.36%
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,982,991
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	3,968,701
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,552,422
Alabama Black Belt Energy Gas District Series A	4.00	10-1-2049	9,500,000	10,912,057
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.25	8-1-2037	10,000,000	10,000,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,106,942
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	492,705
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00%	8-1-2026	$ 500,000	$ 596,393
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	21,768,151
				61,380,362
				94,258,800
Alaska: 0.56%
Airport revenue: 0.25%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2026	1,500,000	1,805,202
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2027	3,030,000	3,738,777
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	974,074
				6,518,053
Health revenue: 0.18%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	653,023
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	844,598
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,518,408
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,648,859
				4,664,888
Miscellaneous revenue: 0.13%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,734,303
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,637,178
				3,371,481
				14,554,422
Arizona: 3.31%
Education revenue: 0.02%
Arizona IDA Education Facility Revenue Bonds, Series 2021B	5.00	7-1-2027	170,000	197,670
Arizona IDA Education Facility Revenue Bonds, Series 2021B	5.00	7-1-2028	175,000	202,205
				399,875
GO revenue: 0.12%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	3.00	7-15-2022	700,000	714,234
See accompanying notes to portfolio of investments

2  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00%	7-15-2024	$ 1,150,000	$ 1,256,590
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	1,025,222
				2,996,046
Health revenue: 0.55%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.62	1-1-2035	4,730,000	4,756,372
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	0.82	9-1-2048	9,000,000	9,051,523
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	610,000	610,213
				14,418,108
Industrial development revenue: 1.71%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	34,079,923
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,222,436
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,000,000	2,233,793
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.18	12-1-2035	7,000,000	6,999,574
				44,535,726
Miscellaneous revenue: 0.91%
City of Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,693,378
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (State Street Bank & Trust Company LIQ) ø	0.07	7-1-2024	21,000,000	21,000,000
				23,693,378
				86,043,133
Arkansas: 0.06%
Health revenue: 0.06%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,567,456
California: 5.82%
GO revenue: 1.04%
California Series B (SIFMA Municipal Swap +0.38%) ±	0.40	12-1-2027	20,000,000	20,005,322
Kern CA Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,966,170
				26,971,492
Health revenue: 0.12%
California CDA Series 2020A	5.00	4-1-2026	570,000	677,899
California CDA Series 2020A	5.00	4-1-2027	845,000	1,031,696
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	0.70	11-1-2036	1,050,000	1,050,000
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2024	200,000	223,728
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	231,197
				3,214,520
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.59%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.27%	5-1-2049	$12,000,000	$ 12,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.30	10-1-2036	3,379,000	3,379,000
				15,379,000
Industrial development revenue: 0.51%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series A 144Aøø	0.20	1-1-2050	13,135,000	13,133,304
Miscellaneous revenue: 1.21%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	0.39	10-1-2047	19,000,000	19,002,362
California School Cash Reserve Program Authority Series L	2.00	1-31-2022	3,000,000	3,017,733
Ceres CA Financing Authority Water System Revenue Bond Series 2020 øø	0.50	6-1-2050	7,400,000	7,400,328
Riverside County CA Office of Education Pooled Cross Fiscal Year 2020-2 Tax & Revenue Anticipation Notes Series B	2.00	12-31-2021	2,000,000	2,009,363
				31,429,786
Resource recovery revenue: 0.48%
California Municipal Finance Authority Solid Waste Disposal Waste Management Project øø	0.15	10-1-2045	7,500,000	7,499,383
California PCFA Series A 144Aøø	0.18	8-1-2023	5,000,000	4,999,734
				12,499,117
Tobacco revenue: 0.00%
California Tobacco Securitization Senior Bond Series B-1	0.45	6-1-2030	100,000	100,538
Transportation revenue: 1.10%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	0.92	4-1-2045	25,500,000	25,676,141
Bay Area Toll Authority Toll Bridge Revenue Various Sanitary Francisco Bay Area (SIFMA Municipal Swap +0.45%) ±	0.47	4-1-2056	2,750,000	2,780,764
				28,456,905
Utilities revenue: 0.17%
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00	5-1-2024	400,000	432,556
Lassen CA Municipal Utility District Certificates of Participation Series 2021%%	4.00	5-1-2025	415,000	459,146
Lassen CA Municipal Utility District Certificates of Participation Series 2021%%	4.00	5-1-2026	435,000	489,997
Lassen CA Municipal Utility District Certificates of Participation Series 2021%%	4.00	5-1-2027	450,000	512,738
See accompanying notes to portfolio of investments

4  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lassen CA Municipal Utility District Certificates of Participation Series 2021%%	4.00%	5-1-2028	$ 470,000	$ 540,442
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	1.51	11-15-2026	2,000,000	2,071,294
				4,506,173
Water & sewer revenue: 0.60%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	0.39	12-1-2035	15,500,000	15,524,712
				151,215,547
Colorado: 0.85%
Airport revenue: 0.04%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,052,303
GO revenue: 0.15%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,524,479
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,282,730
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2024	550,000	607,227
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	451,125
				3,865,561
Health revenue: 0.16%
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series B	5.00	11-15-2049	900,000	1,089,954
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series C	5.00	11-15-2036	2,290,000	2,772,503
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	352,006
				4,214,463
Miscellaneous revenue: 0.34%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,385,873
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,779,159
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,621,947
				8,786,979
Tax revenue: 0.02%
Colorado Regional Trasportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	617,935
Transportation revenue: 0.12%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	509,335
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	351,190
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	2,109,750
				2,970,275
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.02%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00%	12-1-2027	$ 500,000	$ 619,424
				22,126,940
Connecticut: 1.55%
Education revenue: 0.41%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	132,816
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	159,500
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,079,302
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series A	3.60	11-15-2023	1,265,000	1,327,786
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2024	250,000	278,876
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2025	400,000	455,505
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2026	585,000	677,668
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	5.00	11-15-2025	500,000	581,326
				10,692,779
GO revenue: 0.16%
Bridgeport CT General Obligation Refunding Bonds (Tax-Exempt Delayed Delivery), 2021 Series C %%	5.00	2-15-2023	550,000	581,054
Bridgeport CT General Obligation Refunding Bonds (Tax-Exempt Delayed Delivery), 2021 Series C %%	5.00	2-15-2026	1,325,000	1,552,923
Connecticut Series C	4.00	6-1-2025	1,000,000	1,130,589
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	846,508
				4,111,074
Health revenue: 0.37%
Connecticut HEFA Forward Delivery Revenue Bonds, Stamford Hospital Issue Series M %%	5.00	7-1-2026	375,000	433,961
Connecticut HEFA Forward Delivery Revenue Bonds, Stamford Hospital Issue Series M %%	5.00	7-1-2027	250,000	295,910
Connecticut HEFA Forward Delivery Revenue Bonds, Stamford Hospital Issue Series M %%	5.00	7-1-2028	300,000	361,844
Connecticut HEFAR Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,552,732
				9,644,447
Housing revenue: 0.39%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	10,000,000	10,045,761
Tax revenue: 0.22%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,437,789
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	4,189,017
				5,626,806
				40,120,867
See accompanying notes to portfolio of investments

6  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.16%
Utilities revenue: 0.16%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05%	1-1-2031	$ 4,000,000	$ 4,051,924
District of Columbia: 1.27%
Airport revenue: 0.84%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,680,392
Metropolitan Washington Airports Authority Series A	5.00	10-1-2024	3,450,000	3,611,595
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	7,500,000	9,026,012
Metropolitan Washington Airports Authority System Revenue and Refunding Bonds Series 2021A	5.00	10-1-2027	1,000,000	1,233,265
Metropolitan Washington Airports Authority System Revenue and Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,258,399
				21,809,663
Housing revenue: 0.10%
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,523,882
Transportation revenue: 0.09%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,342,445
Water & sewer revenue: 0.24%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	6,227,612
				32,903,602
Florida: 3.99%
Airport revenue: 0.92%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,095,113
Greater Orlando Aviation Authority Florida Airport Facilities Series A	5.00	10-1-2025	2,000,000	2,338,752
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LIQ) 144Aø	0.08	10-1-2050	19,350,000	19,350,000
				23,783,865
Education revenue: 0.33%
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2024	500,000	555,045
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2025	1,000,000	1,139,702
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2026	1,000,000	1,166,149
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	575,737
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	887,285
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	281,891
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021%%	4.00	10-1-2027	255,000	290,521
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021%%	4.00%	10-1-2028	$ 270,000	$ 310,481
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,452,054
				8,658,865
Health revenue: 0.53%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,570,000	1,586,775
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,792,186
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,192,101
Palm Beach County FL HCFR Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,533,498
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2021	100,000	100,556
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2022	115,000	118,801
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	121,600
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	156,273
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	197,082
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	205,006
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	240,739
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	225,683
Tender Option Bond Trust Receipts/Certificates 2020-XM0868 (JPMorgan Chase & Company LIQ) 144Aø	0.11	2-15-2026	3,225,000	3,225,000
				13,695,300
Housing revenue: 0.25%
Miami-Dade County FL HFA MFHR Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,540,698
Miscellaneous revenue: 0.43%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	11,277,022
Resource recovery revenue: 0.07%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,903,918
Tax revenue: 0.56%
Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	7,994,361
Leon County FL School District	4.00	9-1-2026	6,000,000	6,403,232
				14,397,593
Transportation revenue: 0.05%
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2024	300,000	338,339
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2026	735,000	881,965
				1,220,304
Utilities revenue: 0.11%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,803,752
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	1,000,771
				2,804,523
Water & sewer revenue: 0.74%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00	10-1-2027	680,000	833,623
See accompanying notes to portfolio of investments

8  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00%	10-1-2028	$ 1,360,000	$ 1,701,041
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	14,160,000	16,705,539
				19,240,203
				103,522,291
Georgia: 3.14%
Health revenue: 0.04%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,189,297
Industrial development revenue: 0.21%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,413,591
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,041,576
				5,455,167
Utilities revenue: 2.89%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,109,052
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,043,586
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,788,119
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	228,571
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	353,878
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	263,942
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	439,363
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,137,308
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	1-1-2056	4,315,000	4,315,000
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2026	1,100,000	1,270,056
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,425,652
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,664,426
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	22,750,000	25,963,808
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,540,855
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00%	1-1-2027	$ 165,000	$ 200,165
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2028	200,000	248,120
				74,991,901
				81,636,365
Guam: 0.07%
Tax revenue: 0.07%
Government of GUAM Business Privilege Series F %%	5.00	1-1-2028	500,000	606,003
Government of GUAM Business Privilege Series F %%	5.00	1-1-2029	1,000,000	1,231,959
				1,837,962
Hawaii: 0.52%
GO revenue: 0.17%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,000,000	1,093,054
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2025	3,000,000	3,386,675
				4,479,729
Miscellaneous revenue: 0.35%
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	2,110,918
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,891,685
				9,002,603
				13,482,332
Illinois: 8.70%
Airport revenue: 1.30%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,169,549
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,497,941
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,057,817
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,567,923
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	13,909,314
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,469,529
				33,672,073
Education revenue: 0.28%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	747,890
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,486,419
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	799,334
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	458,494
See accompanying notes to portfolio of investments

10  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Southern Illinois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00%	4-1-2027	$ 780,000	$ 899,277
Southern Illnois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	935,368
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,087,950
				7,414,732
GO revenue: 2.63%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	526,521
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,188,511
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2030	2,250,000	2,865,931
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	10,505,000	10,626,474
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	1,450,000	1,534,767
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,822,471
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	525,000	531,164
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2022	5,340,000	5,399,299
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,480,357
Community Unit School District Number 100 Boone, McHenry and Dekalb Counties ILL General Obligation Refunding School Bonds, Series 2021B %%	4.00	1-1-2027	4,525,000	5,239,781
Community Unit School District Number 100 Boone, McHenry and Dekalb Counties ILL General Obligation Refunding School Bonds, Series 2021B %%	4.00	1-1-2028	2,100,000	2,464,511
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,000,000	1,178,162
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,479,058
Dekalb & Kane Counties IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	3,115,179
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,069,372
Illinois Series 2016	5.00	11-1-2021	5,000,000	5,017,866
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,055,393
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,077,699
Kane, Cook, DuPage, McHenry & Dekalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	1,118,755
Kane, Cook, DuPage, McHenry & Dekalb Counties IL Refunding Bond Series B	4.00	12-15-2027	795,000	942,849
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,735,374
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	894,126
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	536,646
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,647,503
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,154,667
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	505,800
				68,208,236
Health revenue: 0.53%
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	580,399
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	595,793
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	0.72%	5-1-2042	$ 2,250,000	$ 2,255,496
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,045,890
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,755,925
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,505,000	1,601,692
				13,835,195
Housing revenue: 0.29%
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	1.02	5-15-2050	7,500,000	7,663,256
Miscellaneous revenue: 1.23%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,571,274
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,862,021
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,442,162
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,309,048
Illinois Series 2017D	5.00	11-1-2026	8,025,000	9,591,703
Illinois Series 2021A	5.00	3-1-2028	2,500,000	3,063,917
				31,840,125
Tax revenue: 1.83%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,985,000	3,083,406
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	963,884
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	6,759,537
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	925,000	957,690
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,165,000	1,192,966
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,281,944
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,485,935
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,519,009
Illinois Series 2013	5.00	6-15-2024	585,000	630,234
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	512,732
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	697,500
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,377,653
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A %%	3.00	6-15-2025	2,000,000	2,118,250
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (NPFGC Insured) ¤	0.00	12-15-2021	920,000	919,438
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,185,934
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured) %%	4.00	12-1-2025	500,000	561,468
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured) %%	4.00	12-1-2026	200,000	228,301
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured) %%	4.00	12-1-2027	300,000	347,340
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured) %%	4.00	12-1-2027	575,000	665,735
				47,488,956
See accompanying notes to portfolio of investments

12  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.48%
Illinois Railsplitter Tobacco Settlement Authority	5.00%	6-1-2022	$12,000,000	$ 12,377,749
Transportation revenue: 0.10%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,495,128
Water & sewer revenue: 0.03%
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured) %%	4.00	12-1-2025	400,000	449,174
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	342,789
				791,963
				225,787,413
Indiana: 1.82%
Health revenue: 0.62%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,051,393
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,393,081
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,421,069
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,003,619
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	877,532
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,140,356
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,085,794
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,130,000	5,148,332
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	523,063
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	542,884
				16,187,123
Miscellaneous revenue: 0.81%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,002,945
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,585,048
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	7,344,932
Mishawaka Redevelopment Authority Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,238,369
Tender Option Bond Trust Receipts/Certificates XM0927 (AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.11	12-1-2028	6,900,000	6,900,000
				21,071,294
Resource recovery revenue: 0.39%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A	0.15	5-1-2034	10,000,000	9,999,177
				47,257,594
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.63%
Education revenue: 0.09%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00%	12-1-2022	$ 500,000	$ 526,761
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	767,250
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,133,568
				2,427,579
GO revenue: 0.08%
Indianola IA General Obligation Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	954,100
Indianola IA General Obligation Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	1,046,942
				2,001,042
Utilities revenue: 0.46%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	11,843,121
				16,271,742
Kansas: 0.09%
Health revenue: 0.09%
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,059,300
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,150,530
				2,209,830
Kentucky: 2.75%
Education revenue: 0.07%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project SeriesS 2021	4.00	12-1-2027	525,000	596,558
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project SeriesS 2021	4.00	12-1-2028	545,000	624,291
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	238,975
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	294,083
				1,753,907
Health revenue: 0.18%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,828,282
See accompanying notes to portfolio of investments

14  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.47%
Kentucky Housing Corporation MFHR Chapel House Apartments Project øø	0.80%	9-1-2022	$ 3,070,000	$ 3,077,213
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	9,029,239
				12,106,452
Industrial development revenue: 0.38%
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	0.12	8-1-2061	10,000,000	10,000,000
Miscellaneous revenue: 0.02%
Kentucky State University Certificates of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	194,452
Kentucky State University Certificates of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	247,376
				441,828
Utilities revenue: 1.63%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	28,729,289
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	7,500,000	7,525,379
Trimble County KY PCR Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	6,000,000	5,987,551
				42,242,219
				71,372,688
Louisiana: 1.91%
Health revenue: 0.28%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00	6-1-2045	6,695,000	7,196,758
Industrial development revenue: 1.23%
St John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,906,525
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.09	11-1-2040	17,000,000	17,000,000
				31,906,525
Miscellaneous revenue: 0.19%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge øø	0.88	2-1-2046	5,000,000	4,983,247
Tax revenue: 0.02%
Louisiana Regional Transit Authority CAB (NPFGC Insured) ¤	0.00	12-1-2021	695,000	694,714
Utilities revenue: 0.15%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,868,717
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30%	2-1-2041	$ 1,000,000	$ 1,014,045
				49,664,006
Maine: 0.08%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	490,051
Health revenue: 0.06%
Maine Health & HEFAR Series 200A	5.00	7-1-2026	500,000	598,405
Maine Health and Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2025	255,000	297,275
Maine Health and Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2025	545,000	630,013
				1,525,693
				2,015,744
Maryland: 0.94%
Housing revenue: 0.30%
Maryland CDA Department of Housing & Community Multifamily Development Park View	1.75	2-1-2022	7,700,000	7,731,707
Transportation revenue: 0.12%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	2,995,000	3,052,017
Utilities revenue: 0.52%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,658,529
				24,442,253
Massachusetts: 2.64%
Education revenue: 0.23%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2027	250,000	286,033
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	381,560
Massachusetts Educational Financing Authority AMT Issue I Series 2015A	5.00	1-1-2022	4,115,000	4,162,629
Massachusetts Educational Financing Authority AMT Issue K Series 2017A	5.00	7-1-2022	1,000,000	1,034,970
				5,865,192
Health revenue: 0.73%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.52	7-1-2038	5,000,000	5,008,422
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	0.44	7-1-2044	11,230,000	11,230,791
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series C	5.25	7-1-2027	1,850,000	1,914,021
See accompanying notes to portfolio of investments

16  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00%	10-1-2026	$ 300,000	$ 360,064
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	504,297
				19,017,595
Housing revenue: 0.14%
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	3,635,000	3,637,701
Miscellaneous revenue: 0.96%
Massachusetts Consolidated Loan Subordinate Bond Series D-2 øø	1.70	8-1-2043	24,550,000	24,857,530
Tax revenue: 0.10%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,685,688
Transportation revenue: 0.48%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,366,775
				68,430,481
Michigan: 1.62%
Education revenue: 0.08%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	793,726
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	448,015
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	472,512
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	479,433
				2,193,686
GO revenue: 0.03%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	896,898
Health revenue: 0.57%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	1,150,000	1,151,200
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,573,847
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,401,292
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	627,817
				14,754,156
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.86%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00%	10-1-2061	$ 2,000,000	$ 2,220,262
Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	19,985,809
				22,206,071
Miscellaneous revenue: 0.08%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	815,000	817,933
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,206,160
				2,024,093
				42,074,904
Minnesota: 0.70%
GO revenue: 0.16%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2023	815,000	811,956
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	1,006,262
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.22	3-20-2024	2,300,000	2,300,000
				4,118,218
Housing revenue: 0.51%
Brooklyn Center MN MFHR Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,356,893
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.45	1-1-2045	10,830,000	10,852,773
				13,209,666
Miscellaneous revenue: 0.03%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	467,045
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	426,437
				893,482
				18,221,366
Mississippi: 0.58%
Health revenue: 0.30%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project øø	0.20	9-1-2036	5,000,000	4,996,673
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	2,500,000	2,823,770
				7,820,443
See accompanying notes to portfolio of investments

18  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.02%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.11%	5-1-2028	$ 520,000	$ 520,000
Utilities revenue: 0.26%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,776,791
				15,117,234
Missouri: 1.29%
GO revenue: 0.20%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,125,740
Health revenue: 0.16%
Residual Interest Bond Floater Trust Various States Certificate 2019-016 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	6-1-2045	4,200,000	4,200,000
Industrial development revenue: 0.92%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75	5-1-2038	23,400,000	23,790,998
Tax revenue: 0.01%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	270,000	273,629
				33,390,367
Nebraska: 0.78%
Airport revenue: 0.05%
Airport Authority of the City of Lincoln NE Airport Bonds Series 2021	5.00	7-1-2028	1,000,000	1,251,742
Health revenue: 0.15%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,782,924
Utilities revenue: 0.58%
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,120,357
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.09	2-1-2049	14,000,000	14,000,000
				15,120,357
				20,155,023
Nevada: 0.42%
GO revenue: 0.32%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	6,151,406
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,067,506
				8,218,912
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
Washoe County NV Sierra Pacific Power Series B	3.00%	3-1-2036	$ 560,000	$ 569,815
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,017,710
				2,587,525
				10,806,437
New Jersey: 5.48%
Airport revenue: 0.28%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,500,000
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,824,809
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,616,168
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,225,176
				7,166,153
Education revenue: 0.04%
New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	1,000,000	1,008,169
GO revenue: 0.66%
New Jersey EDA Series G 144A	5.25	9-1-2023	15,000,000	16,402,884
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	429,054
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2028	350,000	438,991
				17,270,929
Housing revenue: 1.23%
New Jersey Housing & Mortgage Finance Agency MFHR Series A	2.00	11-1-2021	325,000	325,446
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.60	10-1-2021	5,315,000	5,315,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,190,000	5,239,411
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	4,845,000	4,935,323
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,345,000	5,496,572
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	5,000,000	5,186,413
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,370,000	2,483,398
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,690,000	2,862,288
				31,843,851
Miscellaneous revenue: 2.34%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,237,447
See accompanying notes to portfolio of investments

20  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New Jersey EDA School Facilities Construction Bond Series DDD	5.00%	6-15-2024	$ 2,605,000	$ 2,919,574
New Jersey EDA School Facilities Construction Bond Series K (NPFGC Insured)	5.25	12-15-2021	1,040,000	1,050,340
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	412,822
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	7,746,687
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,197,350
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,316,596
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,498,955
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	27,313,060
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2525 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.08	6-15-2047	5,000,000	5,000,000
				60,692,831
Tax revenue: 0.09%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,453,263
Transportation revenue: 0.84%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	0.81	1-1-2030	21,820,000	21,889,567
				142,324,763
New Mexico: 0.02%
Health revenue: 0.02%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	600,675
New York: 7.36%
Airport revenue: 0.45%
Albany County NY Airport Authority Airport Revenue Refunding Bonds, Series 2020B	5.00	12-15-2026	1,070,000	1,291,065
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	583,294
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	605,775
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	616,724
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	627,184
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	8,028,563
				11,752,605
Education revenue: 0.16%
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	1,000,000	1,012,083
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76%	2-1-2027	$ 1,925,000	$ 2,004,195
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	995,765
				4,012,043
GO revenue: 0.29%
City of Tonawanda Erie County NY New York Bond Anticipation Notes 2021	1.00	6-2-2022	3,000,000	3,012,698
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	545,455
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	4,022,769
				7,580,922
Health revenue: 0.28%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	593,673
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,157,046
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,188,099
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,380,650
				7,319,468
Housing revenue: 0.11%
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	410,219
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	412,206
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	414,557
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	536,262
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	542,812
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	556,860
				2,872,916
Industrial development revenue: 1.30%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,891,752
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Termnials C&D Redevelopment Project	5.00	1-1-2025	22,925,000	25,966,829
				33,858,581
Miscellaneous revenue: 0.15%
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20	11-15-2028	2,500,000	2,466,600
See accompanying notes to portfolio of investments

22  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured) 144A	4.50%	7-1-2022	$ 1,269,153	$ 1,277,261
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	193,262	193,184
				3,937,045
Tax revenue: 1.75%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	0.47	11-1-2026	5,960,000	5,968,861
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.82	11-1-2022	9,715,000	9,723,117
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series 2021C-1B	5.00	5-15-2051	10,000,000	11,949,974
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	6,000,000	6,352,240
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B-2	5.00	5-15-2050	9,500,000	11,357,253
				45,351,445
Transportation revenue: 2.39%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	9,600,000	9,714,900
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	11,032,804
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	0.07	11-15-2041	7,700,000	7,700,000
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.47	11-15-2044	22,545,000	22,587,121
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00	11-15-2026	4,475,000	5,333,125
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	11-15-2038	5,625,000	5,625,000
				61,992,950
Utilities revenue: 0.38%
Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	6,170,887
Long Island NY Power Authority Electric System Revenue General Series B	0.68	9-1-2051	3,500,000	3,607,623
				9,778,510
Water & sewer revenue: 0.10%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,685,835
				191,142,320
North Carolina: 0.43%
Health revenue: 0.39%
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,133,147
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	279,979
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00%	3-1-2027	$ 295,000	$ 343,436
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2028	305,000	360,376
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,262,946
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	743,139
				10,123,023
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	1,041,576
				11,164,599
North Dakota: 0.15%
Health revenue: 0.15%
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2025	165,000	193,405
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2026	225,000	270,589
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2027	1,125,000	1,380,123
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2028	1,650,000	2,057,986
				3,902,103
Ohio: 1.74%
Education revenue: 0.04%
The Ohio State University Series B-1 ø	0.05	12-1-2039	1,180,000	1,180,000
Health revenue: 0.17%
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	785,200
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	308,569
Ohio Hospital University Hospital Health System Series B	5.00	1-15-2050	2,905,000	3,318,175
				4,411,944
Industrial development revenue: 0.15%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,939,789
Miscellaneous revenue: 0.05%
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,218,620
Resource recovery revenue: 0.48%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	12,381,460
See accompanying notes to portfolio of investments

24  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.24%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds, Series 2022%%	4.00%	12-1-2026	$ 3,350,000	$ 3,805,509
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds, Series 2022%%	4.00	12-1-2028	2,000,000	2,338,767
				6,144,276
Utilities revenue: 0.61%
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,380,033
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,777,191
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,944,262
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	9,500,000	10,827,369
				15,928,855
				45,204,944
Oklahoma: 1.05%
Education revenue: 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	549,720
GO revenue: 0.26%
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,559,108
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,243,050
				6,802,158
Health revenue: 0.14%
Oklahoma Development Finance Authority Health System Revenue ø	0.14	8-15-2031	1,850,000	1,850,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	518,032
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	538,309
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	669,773
				3,576,114
Miscellaneous revenue: 0.63%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	952,004
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	735,529
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	754,054
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	771,787
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,269,422
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	610,444
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	666,745
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00%	9-1-2023	$ 830,000	$ 897,542
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,209,383
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,072,300
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,262,709
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,388,353
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,764,292
				16,354,564
				27,282,556
Oregon: 0.14%
Airport revenue: 0.06%
Port of Portland OR International Airport Series C	5.00	7-1-2026	1,240,000	1,478,934
GO revenue: 0.04%
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2026	345,000	391,421
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	615,927
				1,007,348
Health revenue: 0.04%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,200,000	1,188,189
				3,674,471
Other: 0.53%
Miscellaneous revenue: 0.53%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,404,570	2,421,730
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	11,121,136	11,250,788
				13,672,518
Pennsylvania: 6.22%
Airport revenue: 0.90%
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2026	1,600,000	1,882,210
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2027	2,000,000	2,418,241
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2028	2,000,000	2,468,930
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,521,098
See accompanying notes to portfolio of investments

26  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00%	7-1-2026	$ 1,160,000	$ 1,390,096
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,722,562
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	12,054,191
				23,457,328
Education revenue: 0.50%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	0.60	11-1-2037	10,545,000	10,525,858
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2026	1,475,000	1,726,439
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	609,668
				12,861,965
GO revenue: 1.13%
Albert Gallatin PA School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,262,925
Albert Gallatin PA School District Series B (AGM Insured)	4.00	9-1-2025	350,000	391,171
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,392,848
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,347,458
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,466,011
Canon-McMillan School District PA General Obligation Bonds, Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,170,581
City of Oil Venango County PA General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	230,592
City of Oil Venango County PA General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2027	195,000	228,048
City of Oil Venango County PA General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	237,357
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,083,256
Laurel PA Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,502,804
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,281,634
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	754,875
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,892,259
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,042,661
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	903,993
Scranton PA School District Series A	5.00	6-1-2022	730,000	751,352
Scranton PA School District Series A	5.00	6-1-2023	835,000	895,702
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2022	870,000	896,622
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	661,838
				29,393,987
Health revenue: 1.45%
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,066,129
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,094,272
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	231,158
Geisinger Authority PA Health System Series B	5.00	4-1-2043	10,000,000	11,998,169
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.14	9-1-2050	10,000,000	10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,140,686
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.74%	9-1-2051	$10,000,000	$ 10,000,351
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,058,236
				37,589,001
Housing revenue: 1.17%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,000,000	10,116,381
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	13,400,000	13,777,494
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	5,995,000	6,570,551
				30,464,426
Industrial development revenue: 0.22%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2026	500,000	576,194
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2027	500,000	588,498
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2028	500,000	599,630
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,530,335
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,525,000	1,541,897
				5,836,554
Miscellaneous revenue: 0.61%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	0.55	1-1-2030	4,960,000	4,959,981
Delaware County PA Authority Neumann University	4.00	10-1-2021	695,000	695,000
Delaware Valley PA Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.04	11-1-2055	1,000,000	1,000,000
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	537,838
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	688,826
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,841,803
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,370,686
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	905,000	906,334
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	412,631
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,324,978
				15,738,077
Transportation revenue: 0.19%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	592,345
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	621,191
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	0.72	12-1-2023	2,880,000	2,893,480
See accompanying notes to portfolio of investments

28  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00%	12-1-2025	$ 300,000	$ 353,939
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00	12-1-2026	350,000	425,046
				4,886,001
Water & sewer revenue: 0.05%
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	1,015,333
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	366,691
				1,382,024
				161,609,363
Rhode Island: 0.37%
Education revenue: 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,286,550
Miscellaneous revenue: 0.32%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,367,935
				9,654,485
South Carolina: 0.90%
Health revenue: 0.44%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.15	5-1-2048	11,450,000	11,450,000
Miscellaneous revenue: 0.25%
South Carolina Transportation Infrastructure Refunding Bonds 2003B (1 Month LIBOR +0.45%) ±	0.51	10-1-2031	95,000	95,000
South Carolina Transportation Infrastructure Refunding Bonds 2003B (1 Month LIBOR +0.45%) ±	0.51	10-1-2031	6,330,000	6,330,000
				6,425,000
Utilities revenue: 0.21%
Piedmont SC Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,705,000	5,412,211
				23,287,211
Tennessee: 2.19%
Health revenue: 0.34%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,730,182
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,107,693
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aøø	0.09	1-1-2045	5,910,000	5,910,000
				8,747,875
Utilities revenue: 1.85%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	710,051
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	731,370
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	562,976
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$ 7,500,000	$ 8,405,404
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	37,638,813
				48,048,614
				56,796,489
Texas: 10.30%
Airport revenue: 1.05%
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,178,971
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	525,196
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,622,558
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,195,262
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,225,374
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,804,531
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,704,461
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,747,871
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,309,776
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,912,767
				27,226,767
Education revenue: 0.28%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds, Series 2021A	4.00	2-15-2027	350,000	407,611
Arlington TX Higher Education Finance Corporation Education Revenue Bonds, Series 2021A	4.00	2-15-2028	290,000	342,769
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,038,293
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,631,777
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,495,848
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2028	400,000	473,932
				7,390,230
GO revenue: 3.76%
City of Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	451,555
City of Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	342,493
City of Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	375,253
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,250,929
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,680,580
See accompanying notes to portfolio of investments

30  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend TX Independent School District Various Refunding Series B	0.72%	8-1-2051	$ 1,500,000	$ 1,498,789
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	2,370,000	2,415,681
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	4,395,000	4,464,372
Hays TX School District Unlimited Tax School Building Series B	2.70	8-15-2042	605,000	616,661
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,099,701
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,737,355
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,642,254
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,019,120
Lake Travis TX Independent School District Series 2018B	2.63	2-15-2048	2,125,000	2,141,842
Lake Travis TX Independent School District Series B	1.53	2-15-2048	5,145,000	5,190,887
Lake Travis TX Independent School District Unrefunded Bond Series B	2.63	2-15-2048	1,720,000	1,735,214
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,058,869
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,791,197
North East TX Independent School District	2.20	8-1-2049	4,800,000	4,997,542
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,264,061
Northside TX Independent School District School Building Bond Series 2012	1.75	6-1-2032	5,290,000	5,292,583
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	21,150,659
Northside TX Independent School District School Building Bond Series 2020 øø	0.70	6-1-2050	5,000,000	5,012,548
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	0.32	10-1-2041	4,500,000	4,500,000
				97,730,145
Health revenue: 0.43%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	0.59	12-1-2049	11,000,000	11,045,460
Housing revenue: 0.51%
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.25	7-1-2037	7,000,000	7,112,410
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured) øø	0.35	9-1-2023	6,000,000	6,003,999
				13,116,409
Industrial development revenue: 1.04%
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-A ø	0.06	3-1-2042	25,000,000	25,000,000
Port of Beaumont TX Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	797,236
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Port of Beaumont TX Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00%	1-1-2027	$ 525,000	$ 522,659
Port of Beaumont TX Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	572,157
				26,892,052
Resource recovery revenue: 0.55%
Mission TX Economic Development Corporation Republic Services Incorporated Project øø	0.20	1-1-2026	6,200,000	6,199,670
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.11	11-1-2040	8,100,000	8,100,000
				14,299,670
Tax revenue: 0.08%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2025	480,000	560,680
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	611,557
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	1,035,490
				2,207,727
Transportation revenue: 0.23%
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,000,000
Utilities revenue: 1.63%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,460,402
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	12,054,927
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2015D	1.13	12-1-2045	10,000,000	10,131,431
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	6,000,000	6,168,780
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	0.57	9-15-2027	8,515,000	8,592,215
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2026	950,000	1,051,910
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,760,164
				42,219,829
Water & sewer revenue: 0.74%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	13,249,633
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	6,037,392
				19,287,025
				267,415,314
See accompanying notes to portfolio of investments

32  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.41%
Airport revenue: 0.40%
Salt Lake City UT International Airport Series A	5.00%	7-1-2023	$ 3,150,000	$ 3,405,143
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,243,684
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,668,942
Salt Lake City UT Salt Lake City International Airport Revenue Bonds Series 2021A	5.00	7-1-2026	1,650,000	1,968,785
				10,286,554
Miscellaneous revenue: 0.01%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	339,289
				10,625,843
Vermont: 0.02%
Education revenue: 0.02%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	597,812
Virginia: 2.60%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2026	300,000	353,675
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	331,252
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	367,931
				1,052,858
Health revenue: 0.17%
Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) ø	0.12	11-1-2035	4,000,000	4,000,000
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	528,552
				4,528,552
Housing revenue: 0.53%
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA / GNMA Insured)	1.45	8-1-2022	13,700,000	13,750,246
Industrial development revenue: 0.13%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,340,704
Miscellaneous revenue: 0.68%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,562,031
Tax revenue: 0.06%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	329,440
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,025,236
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	203,818
				1,558,494
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.66%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00%	11-1-2023	$14,115,000	$ 15,442,791
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,616,562
				17,059,353
Utilities revenue: 0.33%
York County VA EDA PCR Virginia Electric and Power Company Project Series A	1.90	5-1-2033	8,500,000	8,720,795
				67,573,033
Washington: 3.38%
Airport revenue: 0.17%
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,314,161
Education revenue: 0.79%
University of Washington Series A	5.00	5-1-2048	20,500,000	20,575,299
GO revenue: 0.31%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,166,074
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,888,163
Washington Series A	5.00	8-1-2022	4,800,000	4,992,689
				8,046,926
Health revenue: 0.77%
Washington Health Care Facilities Authority CommonSpirit Health Series B1	5.00	8-1-2049	2,500,000	2,753,985
Washington Health Care Facilities Authority CommonSpirit Health Series B3	5.00	8-1-2049	4,000,000	4,691,616
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.16	1-1-2042	9,500,000	9,513,409
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	324,444
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	345,626
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,252,809
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,005,076
				19,886,965
Housing revenue: 0.29%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00	10-1-2027	300,000	347,076
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	571,324
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	856,871
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,898,942
				7,674,213
See accompanying notes to portfolio of investments

34  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.05%
FYI Properties Refunding Bond State of Washington District Project	5.00%	6-1-2027	$ 1,000,000	$ 1,208,810
Utilities revenue: 1.00%
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	0.51	11-1-2046	23,190,000	23,253,086
Seattle WA Municipal Light and Power Revenue Refunding Bond Series B SIFMA Index (SIFMA Municipal Swap +0.25%) ±	0.27	5-1-2045	2,750,000	2,750,009
				26,003,095
				87,709,469
West Virginia: 0.40%
GO revenue: 0.08%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,027,105
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,041,896
				2,069,001
Utilities revenue: 0.32%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,411,410
				10,480,411
Wisconsin: 2.78%
Airport revenue: 0.07%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	1,655,000	1,676,018
Education revenue: 0.02%
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	630,045
Health revenue: 1.98%
Public Finance Authority WI Revenue Bonds Series 2021A	5.00	6-1-2027	200,000	242,250
Public Finance Authority WI Revenue Bonds Series 2021A	5.00	6-1-2028	225,000	277,718
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,212,084
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,663,525
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	0.67	8-15-2054	4,200,000	4,239,688
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	13,739,261
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,162,427
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,268,618
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,377,067
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	21,802,318
Wisconsin HEFA Marshfield Clinic Series 2012B	5.00	2-15-2026	630,000	640,730
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	168,799
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA St. Camillus Health System Incorporated	5.00%	11-1-2025	$ 245,000	$ 272,707
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	403,209
				51,470,401
Miscellaneous revenue: 0.65%
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,265,020
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,621,766
				16,886,786
Water & sewer revenue: 0.06%
Clayton Town WI Water System and Sewer System Series C	2.00	6-1-2026	1,600,000	1,629,423
				72,292,673
Total Municipal obligations (Cost $2,458,268,728)				2,501,549,775

		Yield	Shares
Short-term investments: 1.70%
Investment companies: 1.70%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	44,184,016	44,206,108
Total Short-term investments (Cost $44,199,986)				44,206,108
Total investments in securities (Cost $2,526,868,714)	98.99%			2,570,155,883
Other assets and liabilities, net	1.01			26,280,894
Total net assets	100.00%			$2,596,436,777

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

36  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$41,242,575	$247,194,780	$(244,242,093)	$4,724	$6,122	$44,206,108	44,184,016	$1,473
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  37

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$24,400,000	$0	$24,400,000
Municipal obligations	0	2,501,549,775	0	2,501,549,775
Short-term investments
Investment companies	44,206,108	0	0	44,206,108
Total assets	$44,206,108	$2,525,949,775	$0	$2,570,155,883
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

38  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund  |  39